Derivative Financial Instruments (Detail) - Not designated as hedging instrument [Member] - Foreign currency exchange contract [Member]
€ in Thousands, £ in Thousands, NZD in Thousands, CAD in Thousands, AUD in Thousands, $ in Thousands
	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CAD	Sep. 30, 2015 NZD	Sep. 30, 2015 GBP (£)	Sep. 30, 2015 AUD	Sep. 30, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2014 NZD	Dec. 31, 2014 GBP (£)	Dec. 31, 2014 AUD	Dec. 31, 2014 EUR (€)
Derivative [Line Items]
Notional amount	$ 76,300						$ 37,200
Sold [Member]
Derivative [Line Items]
Notional amount	76,292
Purchased [Member]
Derivative [Line Items]
Notional amount							37,172
Australia, Dollars | Sold [Member]
Derivative [Line Items]
Notional amount	35,397				AUD 48,449
Australia, Dollars | Purchased [Member]
Derivative [Line Items]
Notional amount							26,810				AUD 32,700
Canada, Dollars | Sold [Member]
Derivative [Line Items]
Notional amount	11,555	CAD 14,982
Canada, Dollars | Purchased [Member]
Derivative [Line Items]
Notional amount							2,782	CAD 3,200
Euro Member Countries, Euro | Sold [Member]
Derivative [Line Items]
Notional amount	6,522					€ 5,863
Euro Member Countries, Euro | Purchased [Member]
Derivative [Line Items]
Notional amount							3,355					€ 2,700
United Kingdom, Pounds | Sold [Member]
Derivative [Line Items]
Notional amount	19,775			£ 12,683
United Kingdom, Pounds | Purchased [Member]
Derivative [Line Items]
Notional amount							3,295			£ 2,100
New Zealand, Dollars | Sold [Member]
Derivative [Line Items]
Notional amount	$ 3,043		NZD 4,800
New Zealand, Dollars | Purchased [Member]
Derivative [Line Items]
Notional amount							$ 930		NZD 1,200